FINANCIAL EXPENSE (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL EXPENSE (INCOME), NET [Abstract]
Interest income on short-term deposits	$ (46)	$ (111)	$ (146)
Foreign currency adjustments gains and other	$ (9)	(3)
Revaluation of warrants related to share purchase agreement		(79)	$ (55)
Total financial income	$ (55)	(193)	(201)
Bank and interest expenses	$ 48	39	15
Foreign currency adjustments losses		$ 408	$ 6
Revaluation of warrants related to share purchase agreement	$ 1,051
Issuance expenses of warrants classified as liabilities related to share purchase agreement	$ 561
Foreign exchange futures transactions and others		$ 5	$ 3
Total financial expenses	$ 1,660	452	24
Financial expense (income), net	$ 1,605	$ 259	$ (177)